Cash and cash equivalents (Details)	12 Months Ended
	Dec. 31, 2024 CHF (SFr) item	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Cash and cash equivalents
Cash at bank and on hand	SFr 3,341,738	SFr 3,865,481
Total cash and cash equivalents	SFr 3,341,738	SFr 3,865,481	SFr 6,957,086	SFr 20,484,836
Percentage of cash and cash equivalents	100.00%	100.00%
Cash on hand	SFr 115	SFr 113
P-1 / A-1
Cash and cash equivalents
Number of Swiss banks used | item	2
Balances with banks	SFr 3,302,810	3,269,523
P-2 / A-2
Cash and cash equivalents
Balances with banks	6,681	286,399
Other
Cash and cash equivalents
Balances with banks	SFr 32,132	SFr 309,446
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	80.84%	39.88%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	14.90%	56.22%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	2.42%	3.03%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	1.84%	0.87%